Shares of Class A Common Stock for Future Issuance (Detail)	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Stockholders Equity [Line Items]
Stock options under the our incentive plans	1,825,320	1,902,120
Warrants outstanding	70,000
Total shares reserved for future issuance	1,895,320
Stock Options
Schedule Of Stockholders Equity [Line Items]
Stock options under the our incentive plans	1,525,320
Equity Compensation Plans Not Approved by Security Holders
Schedule Of Stockholders Equity [Line Items]
Total shares reserved for future issuance	300,000